Finance income and expense (Details) - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Finance income
Interest received on bank deposits	£ 32	£ 86
Other interest	3	2
Gain on equity settled derivative financial liability	145	751
Total finance income	180	839
Finance expense
Interest expense on lease liabilities	6	11
Interest expense on deferred consideration	86	38
Other loans	43
Total finance expense	£ 135	£ 49